OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Sep. 30, 2015
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Schedule of Other Current Assets [Table Text Block]
Other receivables and prepayments consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Advances to employees	$16	$665
Deposits on projects	20	148
Prepayment to suppliers	69	271
Others	47	-
Total	$152	$1,084